J.P. MORGAN MONEY MARKET FUNDS

JPMorgan Current Yield Money Market Fund

(All Share Classes)

(each a series of JPMorgan Trust I)

Supplement dated December 23, 2014

to the Prospectuses, Summary Prospectuses and Statement

of Additional Information dated July 1, 2014, as supplemented

Effective end of day December 29, 2014, no purchases of Fund Shares will be accepted.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS, SUMMARY PROSPECTUS AND STATEMENT

OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-CYMM-1214